UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FLEXIBLE INCOME FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

97759-1114                                  (C)2014, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA FLEXIBLE INCOME FUND
September 30, 2014 (unaudited)

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                       COUPON                              VALUE
(000)         SECURITY                                                         RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (40.3%)

              CONSUMER DISCRETIONARY (2.9%)
              -----------------------------
              SPECIALTY STORES (2.9%)
$      2,700  Guitar Center, Inc. (a)                                          6.50%       4/15/2019       $     2,444
       3,000  Toys R Us Property Co. II, LLC (b)                               8.50       12/01/2017             3,037
                                                                                                           -----------
                                                                                                                 5,481
                                                                                                           -----------
              Total Consumer Discretionary                                                                       5,481
                                                                                                           -----------

              ENERGY (9.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
       3,000  Fieldwood Energy, LLC (b),(c),(d)                                8.38        9/30/2020             3,016
                                                                                                           -----------
              OIL & GAS STORAGE & TRANSPORTATION (7.6%)
       2,700  DCP Midstream, LLC (a)                                           5.85        5/21/2043             2,680
         650  Enbridge Energy Partners, LP                                     8.05       10/01/2037               734
       2,925  Energy Transfer Partners, LP                                     3.26 (e)   11/01/2066             2,768
       2,000  Enterprise Products Operating, LLC                               7.00        6/01/2067             2,127
         100  NuStar Logistics, LP                                             7.63        1/15/2043             2,612
       4,000  Southern Union Co. (b)                                           3.26 (e)   11/01/2066             3,385
                                                                                                           -----------
                                                                                                                14,306
                                                                                                           -----------
              Total Energy                                                                                      17,322
                                                                                                           -----------

              FINANCIALS (15.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
       2,000  Walter Investment Management Corp. (a)                           7.88       12/15/2021             1,980
                                                                                                           -----------
              LIFE & HEALTH INSURANCE (4.7%)
          93  Delphi Financial Group, Inc.                                     7.38        5/15/2037             2,345
       1,000  Lincoln National Corp.                                           7.00        5/17/2066             1,030
       2,800  Lincoln National Corp.                                           6.05        4/20/2067             2,877
       2,481  StanCorp Financial Group, Inc.                                   6.90        6/01/2067             2,580
                                                                                                           -----------
                                                                                                                 8,832
                                                                                                           -----------

              MULTI-LINE INSURANCE (4.2%)
              ---------------------------
       3,250  Genworth Holdings, Inc.                                          6.15       11/15/2066             2,868
       3,000  Glen Meadow Pass-Through Trust (a),(f)                           6.51        2/12/2067             2,985
       2,000  Nationwide Mutual Insurance Co. (a)                              5.81 (e)   12/15/2024             2,018
                                                                                                           -----------
                                                                                                                 7,871
                                                                                                           -----------

              PROPERTY & CASUALTY INSURANCE (2.7%)
      2,000   AmTrust Financial Services, Inc.                                 6.13        8/15/2023             2,088
      3,200   Oil Insurance Ltd. (a)                                           3.22 (e)            -(g)          2,976
                                                                                                           -----------
                                                                                                                 5,064
                                                                                                           -----------

              REAL ESTATE DEVELOPMENT (1.6%)
       3,000  Forestar USA Real Estate Group, Inc. (a)                         8.50        6/01/2022             3,090
                                                                                                           -----------
              THRIFTS & MORTGAGE FINANCE (1.3%)
       2,650  Ocwen Financial Corp. (a)                                        6.63        5/15/2019             2,564
                                                                                                           -----------

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1  |  USAA Flexible Income Fund

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                       COUPON                              VALUE
(000) (H)     SECURITY                                                         RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------------------------
              Total Financials                                                                             $    29,401
                                                                                                           -----------

              INDUSTRIALS (1.2%)
              ------------------
              TRUCKING (1.2%)
$      2,283  YRC Worldwide, Inc. (c)                                          8.25%         2/13/2019           2,296
                                                                                                           -----------

              MATERIALS (1.9%)
              ----------------
              GOLD (1.9%)
   CAD 6,000  Allied Nevada Gold Corp. (a)                                     8.75          6/01/2019           3,670
                                                                                                           -----------

              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (1.1%)
       3,000  NII International Telecom SCA (a), (m)                           7.88          8/15/2019           2,032
                                                                                                           -----------

              UTILITIES (8.5%)
              ----------------
              ELECTRIC UTILITIES (2.6%)
       1,800  NextEra Energy Capital Holdings, Inc.                            6.35         10/01/2066           1,801
       3,000  PPL Capital Funding, Inc.                                        6.70          3/30/2067           3,041
                                                                                                           -----------
                                                                                                                 4,842
                                                                                                           -----------

              MULTI-UTILITIES (5.9%)
       2,000  Dominion Resources, Inc.                                         2.53 (e)      9/30/2066           1,862
       2,005  Integrys Energy Group, Inc.                                      6.11         12/01/2066           2,046
       3,027  Puget Sound Energy, Inc.                                         6.97          6/01/2067           3,188
       4,000  Wisconsin Energy Corp.                                           6.25          5/15/2067           4,142
                                                                                                           -----------
                                                                                                                11,238
                                                                                                           -----------
              Total Utilities                                                                                   16,080
                                                                                                           -----------
              Total Corporate Obligations (cost: $75,260)                                                       76,282
                                                                                                           -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (7.9%)

              ENERGY (1.6%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
       3,000  TransCanada Pipelines Ltd. (b)                                   6.35          5/15/2067           3,105
                                                                                                           -----------

              FINANCIALS (2.4%)
              -----------------
              LIFE & HEALTH INSURANCE (1.1%)
       2,000  Great-West Life & Annuity Insurance Capital, LP (a)              7.15          5/16/2046           2,080
                                                                                                           -----------
              PROPERTY & CASUALTY INSURANCE (1.3%)
       2,190  QBE Capital Funding III Ltd. (a)                                 7.25          5/24/2041           2,390
                                                                                                           -----------
              Total Financials                                                                                   4,470
                                                                                                           -----------

              MATERIALS (2.7%)
              ----------------
              GOLD (2.7%)
       6,000  St. Barbara Ltd. (a),(b)                                         8.88          4/15/2018           5,070
                                                                                                           -----------

              UTILITIES (1.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
       2,000  AES Gener S.A. (a)                                               8.38 (e)     12/18/2073           2,260
                                                                                                           -----------
              Total Eurodollar and Yankee Obligations (cost: $14,766)                                           14,905
                                                                                                           -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%)
         915  Sequoia Mortgage Trust                                           1.06 (e)      9/20/2033             802

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                                                  Portfolio of Investments  |  2

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                       COUPON                              VALUE
(000)         SECURITY                                                         RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------------------------
$      2,022  Structured Asset Mortgage Investments, Inc.                      0.66% (e)     7/19/2035      $    1,788
         950  Wells Fargo Mortgage Backed Securities Trust                     4.90 (e)      4/25/2035             917
                                                                                                            ----------
              Total Collateralized Mortgage Obligations (cost: $3,548)                                           3,507
                                                                                                            ----------

              COMMERCIAL MORTGAGE SECURITIES (14.2%)
       2,700  Banc of America Commercial Mortgage, Inc.                        5.42         10/10/2045           2,783
       2,000  Banc of America Commercial Mortgage, Inc.                        6.29          2/10/2051           2,174
       2,000  Bear Stearns Commercial Mortgage Securities,
                   Inc. (a)                                                    5.66          9/11/2041           2,038
       2,770  CD Commercial Mortgage Trust                                     5.69         10/15/2048           2,669
       2,000  Citigroup Commercial Mortgage Trust                              6.13         12/10/2049           2,017
       2,000  GE Capital Commercial Mortgage Corp.                             5.31         11/10/2045           2,023
       1,000  GS Mortgage Securities Corp. II                                  5.52          4/10/2038           1,033
      27,146  GS Mortgage Securities Trust, acquired
                   1/02/2014; cost $1,106(a),(i)                               0.97          3/10/2044             853
      35,541  JPMBB Commercial Morgage Securities Trust,
                   acquired 4/30/2014; cost $2,320(i)                          1.45          4/15/2047           2,187
       1,000  Merrill Lynch Mortgage Trust                                     5.67          5/12/2039           1,010
       3,000  Merrill Lynch Mortgage Trust                                     5.84          6/12/2050           3,124
       2,000  Morgan Stanley Capital I Trust                                   5.49          3/12/2044           2,029
       3,053  Wachovia Bank Commercial Mortgage Trust                          5.37         11/15/2048           3,023
                                                                                                            ----------
                                                                                                                26,963
                                                                                                            ----------
              Total Commercial Mortgage Securities (cost: $26,555)                                              26,963
                                                                                                            ----------

              U.S. TREASURY SECURITIES (6.2%)

              NOTES (6.2%)
      12,000  3.13%, 8/15/2044 (cost: $11,581)                                                                  11,810
                                                                                                            ----------

NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (22.5%)

              COMMON STOCKS (17.7%)

              ENERGY (2.4%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
     255,000  Gazprom OAO ADR                                                                                    1,780
                                                                                                            ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.5%)
     200,000  Approach Resources, Inc.*                                                                          2,900
                                                                                                            ----------
              Total Energy                                                                                       4,680
                                                                                                            ----------

              FINANCIALS (9.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (4.0%)
     250,000  Apollo Investment Corp.                                                                            2,042
     130,000  Ares Capital Corp.                                                                                 2,101
      70,000  KKR & Co. LP                                                                                       1,561
     200,000  Prospect Capital Corp.                                                                             1,980
                                                                                                            ----------
                                                                                                                 7,684
                                                                                                            ----------
              REITs - MORTGAGE (3.8%)
     330,000  Annaly Capital Management, Inc.(b)                                                                 3,524

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3  |  USAA Flexible Income Fund

================================================================================

                                                                                                                MARKET
NUMBER                                                                                                           VALUE
OF SHARES     SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
     200,000  Hatteras Financial Corp.(b)                                                                   $    3,592
                                                                                                            ----------
                                                                                                                 7,116
                                                                                                            ----------

              REITs - SPECIALIZED (2.1%)
     100,000  Plum Creek Timber Co., Inc.                                                                        3,901
                                                                                                            ----------
              Total Financials                                                                                  18,701
                                                                                                            ----------

              MATERIALS (5.4%)
              ----------------
              DIVERSIFIED CHEMICALS (0.9%)
      65,000  Huntsman Corp.                                                                                     1,689
                                                                                                            ----------
              PRECIOUS METALS & MINERALS (4.5%)
     221,500  Alamos Gold, Inc.                                                                                  1,763
     103,000  Goldcorp, Inc.(b)                                                                                  2,372
     600,000  Kinross Gold Corp.*                                                                                1,980
     104,000  Newmont Mining Corp.(b)                                                                            2,398
                                                                                                            ----------
                                                                                                                 8,513
                                                                                                            ----------
              Total Materials                                                                                   10,202
                                                                                                            ----------
              Total Common Stocks (cost: $37,064)                                                               33,583
                                                                                                            ----------

              PREFERRED STOCKS (3.3%)

              CONSUMER STAPLES (1.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.2%)
      20,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                         2,156
                                                                                                            ----------

              FINANCIALS (2.1%)
              -----------------
              REITs - Mortgage (1.3%)
     100,000  Arbor Realty Trust, Inc., 7.38%                                                                    2,460
                                                                                                            ----------
              THRIFTS & MORTGAGE FINANCE (0.8%)
     150,000  Freddie Mac, 8.38%, perpetual*(j)                                                                  1,553
                                                                                                            ----------
              Total Financials                                                                                   4,013
                                                                                                            ----------
              Total Preferred Stocks (cost: $5,310)                                                              6,169
                                                                                                            ----------

              INVESTMENT COMPANIES (1.5%)
     200,000  Nuveen Municipal Opportunity Fund, Inc.(cost: $2,793)                                              2,850
                                                                                                            ----------
              Total Equity Securities (cost: $45,167)                                                           42,602
                                                                                                            ----------

================================================================================

                                                  Portfolio of Investments  |  4

================================================================================

              MONEY MARKET INSTRUMENTS (6.6%)

              MONEY MARKET FUNDS (6.6%)
  12,463,045   State Street Institutional Liquid Reserves
                     Fund Premier Class, 0.09% (k), (l)                                                    $    12,463
                                                                                                           -----------
              Total Money Market Instruments (cost: $12,463)                                                    12,463
                                                                                                           -----------

              TOTAL INVESTMENTS (COST: $189,340)                                                           $   188,532
                                                                                                           ===========

                                                                                                           UNREALIZED
 NUMBER OF                                                                                                APPRECIATION/
 CONTRACTS                                             EXPIRATION               CONTRACT                 (DEPRECIATION)
LONG/(SHORT)  SECURITY                                    DATE                 VALUE (000)                    (000)
-----------------------------------------------------------------------------------------------------------------------
              FUTURES (14.5%)
        (70)  10 Year SGX Mini JGB Futures             12/10/2014                   (9,306)                           2
        (81)  Japanese Yen Currency Futures            12/15/2014                   (9,234)                         381
        (81)  Russell 2000 Mini Futures                12/19/2014                   (8,883)                         550
                                                                               ------------                ------------
              TOTAL FUTURES                                                    $   (27,423)                $        933
                                                                               ============                ============

($ IN 000s)                                                      VALUATION HIERARCHY
                                                                 -------------------

                                                     (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                   QUOTED PRICES         OTHER          SIGNIFICANT
                                                     IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                      MARKETS          OBSERVABLE         INPUTS
                                                   FOR IDENTICAL         INPUTS
ASSETS                                                ASSETS                                                    TOTAL
---------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                             $        --       $    76,282       $        --       $    76,282
  Eurodollar and Yankee Obligations                          --            14,905                --            14,905
  Collateralized Mortgage Obligations                        --             3,507                --             3,507
  Commercial Mortgage Securities                             --            26,963                --            26,963
  U.S. Treasury Securities                               11,810                --                --            11,810
Equity Securities:
  Common Stocks                                          33,583                --                --            33,583
  Preferred Stocks                                           --             6,169                --             6,169
  Investment Companies                                    2,850                --                --             2,850
Money Market Instruments:
  Money Market Funds                                     12,463                --                --            12,463
Futures (1)                                                 933                --                --               933
---------------------------------------------------------------------------------------------------------------------
Total                                               $    61,639       $   127,826       $        --       $   189,465
---------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  |  USAA Flexible Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

6  |  USAA Flexible Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these

================================================================================

7  |  USAA Flexible Income Fund

================================================================================

prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2 and bonds, except U.S. Treasury securities, which are valued based on methods discussed in Note A5.

================================================================================

                                         Notes to Portfolio of Investments  |  8

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

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9  |  USAA Flexible Income Fund

================================================================================

appreciation and depreciation of investments as of September 30, 2014, were $3,700,000 and $4,508,000, respectively, resulting in net unrealized depreciation of $808,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $189,357,000 at September 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.0% of net assets at September 30, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD      Canadian Dollar
JGB      Japanese Government Bond

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                                        Notes to Portfolio of Investments  |  10

================================================================================

REIT     Real estate investment trust
SGX      Singapore Exchange

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2014.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments.The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) At September 30, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $1,005,000.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2014.

(f) At September 30, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)   In U.S. dollars unless otherwise noted.

(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2014, was $3,040,000, which represented 1.6% of the Fund's net assets.

(j) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(k) Rate represents the money market fund annualized seven-day yield at September 30, 2014.

(l) Securities with a value of $12,463,000 are segregated as collateral for initial margin requirements on open futures contracts.

(m) At September 30, 2014, the issuer was in default with respect to interest and/or principal payments.

*     Non-income-producing security.

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11  |  USAA Flexible Income Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.










                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------